Risk management - Schedule of maturity analysis of assets and guarantees received and committed (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ 1,837,081	€ 1,797,062	€ 1,734,659
Liquidity risk | On-balance-sheet assets | With mortgage collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	299,831
Liquidity risk | On-balance-sheet assets | With mortgage collateral | Unmatured
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	45,600
Liquidity risk | On-balance-sheet assets | With mortgage collateral | 1 month
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	55,900
Liquidity risk | On-balance-sheet assets | With mortgage collateral | 1 to 3 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	13,900
Liquidity risk | On-balance-sheet assets | With mortgage collateral | 3 to 12 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	39,900
Liquidity risk | On-balance-sheet assets | With mortgage collateral | 1 to 2 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	33,000
Liquidity risk | On-balance-sheet assets | With mortgage collateral | 2 to 3 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	37,600
Liquidity risk | On-balance-sheet assets | With mortgage collateral | 3 to 5 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	39,600
Liquidity risk | On-balance-sheet assets | With mortgage collateral | 5 to 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	20,600
Liquidity risk | On-balance-sheet assets | With mortgage collateral | More than 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	13,700
Liquidity risk | Off-balance-sheet assets | With mortgage collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	160,995
Liquidity risk | Off-balance-sheet assets | With mortgage collateral | Unmatured
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	40,000
Liquidity risk | Off-balance-sheet assets | With mortgage collateral | 1 month
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	60,300
Liquidity risk | Off-balance-sheet assets | With mortgage collateral | 1 to 3 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	16,400
Liquidity risk | Off-balance-sheet assets | With mortgage collateral | 3 to 12 months
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	38,800
Liquidity risk | Off-balance-sheet assets | With mortgage collateral | 1 to 2 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	3,100
Liquidity risk | Off-balance-sheet assets | With mortgage collateral | 2 to 3 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	800
Liquidity risk | Off-balance-sheet assets | With mortgage collateral | 3 to 5 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	900
Liquidity risk | Off-balance-sheet assets | With mortgage collateral | 5 to 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	600
Liquidity risk | Off-balance-sheet assets | With mortgage collateral | More than 10 years
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Guarantees received committed	€ 100